Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment [Line Items]
Depreciation expense	$ 8,520	$ 2,997	$ 21,126	$ 10,418